Transactions with Related Parties - Acquisition of Drillships Holdings Inc (Tables) (Details) (Drillships Holdings [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2009
Drillships Holdings [Member]
Cash equivalents	$ 248
Advances for rigs and drillships under construction	625,445
Short-term borrowings (Note 11)	(31,102)
Other current liabilities	(7,656)
Long-term debt (Note 11)	(228,810)
Total fair value of net assets	$ 358,125